Statement of Additional Information Supplement

December 11, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 11, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Advantage Portfolio

Global Advantage Portfolio

Growth Portfolio

Small Company Growth Portfolio

The sections of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Advantage, —Global Advantage, —Growth and —Small Company Growth" are hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Advantage
Sam G. Chainani	$100,001-$500,000
David S. Cohen	$500,001-$1,000,000
Dennis P. Lynch	Over $1 million
Armistead B. Nash	$50,001-$100,000
Alexander T. Norton	$10,001-$50,000
Jason C. Yeung	$100,001-$500,000
Global Advantage
Sam G. Chainani	$500,001-$1,000,000
David S. Cohen	Over $1 million
Dennis P. Lynch	Over $1 million
Armistead B. Nash	$10,001-$50,000
Alexander T. Norton	$10,001-$50,000
Jason C. Yeung	$100,001-$500,000
Growth
Sam G. Chainani	$500,001-$1,000,000
David S. Cohen	$500,001-$1,000,000
Dennis P. Lynch	Over $1 million
Armistead B. Nash	$50,001-$100,000
Alexander T. Norton	$100,001-$500,000
Jason C. Yeung	$500,001-$1,000,000
Small Company Growth
Sam G. Chainani	$500,001-$1,000,000
David S. Cohen	$100,001-$500,000
Dennis P. Lynch	Over $1 million
Armistead B. Nash	$50,001-$100,000
Alexander T. Norton	$0-$10,000
Jason C. Yeung	$100,001-$500,000

Please retain this supplement for future reference.